Operating revenues (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
January 1	$ 343,400	$ 346,469
Deferred	3,009,076	3,120,455
Recognized in revenue during the year	(3,009,699)	(3,123,524)
December 31	$ 342,777	$ 343,400